Combined Statements of Net Income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Combined Statements of Net Income
Rental revenue	$ 272,823	$ 246,487
Lease termination and close-out fees	855	996
Revenue	273,678	247,483
Property operating costs	35,364	30,942
Net operating income	238,314	216,541
General and administrative expenses	31,419	29,404
Depreciation and amortization	906	300
Interest income	(9,613)	(2,638)
Interest expense and other financing costs	29,941	22,413
Foreign exchange losses (gains), net	1,633	(9,390)
Fair value gains on investment properties, net	(245,442)	(354,707)
Fair value (gains) losses on financial instruments	(1,192)	562
Acquisition transaction costs		7,968
Loss on sale of investment properties	3,045	6,871
Other expense (income)	2,675	(2,250)
Income before income taxes	424,942	518,008
Income tax expense	42,667	52,651
Net income	382,275	465,357
Net income attributable to:
Stapled unitholders	382,079	465,156
Non-controlling interests	196	201
Net income	$ 382,275	$ 465,357